Fair Value Measurements - Fair Vaue Measurement (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	$ 282.3		$ 340.1		$ 353.8
Derivatives	2,077.0		2,374.5		2,660.9
Derivatives	1,670.6		1,944.2		1,955.8
Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,039.3		5,220.5		5,342.1
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	6,602.0		8,365.4		5,125.4
Assets held in separate accounts	97,454.5		91,928.5		83,976.1
Total assets	109,321.1		105,802.9		94,763.1
Percentage of Level to total	58.40%		57.50%		55.90%
Total liabilities	30.5		217.6		3.3
Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	69,180.8		69,248.9		66,355.0
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	41.3		76.6		161.2
Assets held in separate accounts	5,641.6		5,722.6		4,722.3
Total assets	76,841.8		77,342.8		73,651.8
Percentage of Level to total	41.10%		42.00%		43.40%
Total liabilities	1,763.9		1,843.4		1,850.6
Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	853.3		817.7		972.3
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	0		0		0
Assets held in separate accounts	2.2		16.3		16.1
Total assets	1,011.4		965.4		1,270.3
Percentage of Level to total	0.50%		0.50%		0.70%
Total liabilities	3,299.3		3,624.4		4,037.2
Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	75,073.4		75,287.1		72,669.4
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	6,643.3		8,442.0		5,286.6
Assets held in separate accounts	103,098.3		97,667.4		88,714.5
Total assets	187,174.3		184,111.1		169,685.2
Percentage of Level to total	100.00%		100.00%		100.00%
Total liabilities	5,093.7		5,685.4		5,891.1
Interest rate contracts | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	5.5		0		18.1
Derivatives	0		1.6		0
Interest rate contracts | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	1,883.1		2,196.5		2,383.5
Derivatives	1,501.3		1,559.8		1,561.8
Interest rate contracts | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Interest rate contracts | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	1,888.6		2,196.5		2,401.6
Derivatives	1,501.3		1,561.4		1,561.8
Foreign exchange contracts | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Foreign exchange contracts | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	16.1		11.3		12.2
Derivatives	84.8		95.0		134.4
Foreign exchange contracts | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Foreign exchange contracts | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	16.1		11.3		12.2
Derivatives	84.8		95.0		134.4
Equity contracts | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	2.4		24.3		26.8
Derivatives	30.5		216.0		3.3
Equity contracts | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	59.3		55.9		0
Derivatives	23.0		19.1		0
Equity contracts | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	65.5		23.2		42.3
Derivatives	0		0		25.0
Equity contracts | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	127.2		103.4		69.1
Derivatives	53.5		235.1		28.3
Credit contracts | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Derivatives	0		0		0
Credit contracts | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	14.1		10.9		6.0
Derivatives	0		0		17.2
Credit contracts | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	31.0		52.4		172.0
Derivatives	31.0		52.7		214.1
Credit contracts | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	45.1		63.3		178.0
Derivatives	31.0		52.7		231.3
Reinsurance agreements | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Reinsurance agreements | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	154.8		169.5		137.2
Reinsurance agreements | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0		0
Reinsurance agreements | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	154.8		169.5		137.2
FIA | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
FIA | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
FIA | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,561.7		1,434.3		1,304.9
FIA | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,561.7		1,434.3		1,304.9
GMAB/GMWB/GMWBL | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	[1]	0	[1],[2]	0	[2]
GMAB/GMWB/GMWBL | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	[1]	0	[1],[2]	0	[2]
GMAB/GMWB/GMWBL | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,628.6	[1]	2,035.4	[1],[2]	2,272.2	[2]
GMAB/GMWB/GMWBL | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,628.6	[1]	2,035.4	[1],[2]	2,272.2	[2]
Stabilizer and MCGs | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
Stabilizer and MCGs | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0		0
Stabilizer and MCGs | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	78.0		102.0		221.0
Stabilizer and MCGs | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	78.0		102.0		221.0
Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	75,073.4		75,287.1		72,669.4
U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,757.5		5,883.7		5,972.5
U.S. Treasuries | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,039.3		5,220.5		5,342.1
U.S. Treasuries | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	718.2		663.2		630.4
U.S. Treasuries | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
U.S. Treasuries | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,757.5		5,883.7		5,972.5
U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	709.5		724.2		727.8
U.S. government agencies and authorities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
U.S. government agencies and authorities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	709.5		724.2		727.8
U.S. government agencies and authorities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
U.S. government agencies and authorities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	709.5		724.2		727.8
U.S. corporate, state and municipalities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
U.S. corporate, state and municipalities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	37,520.9		36,992.5		33,346.4
U.S. corporate, state and municipalities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	556.8		524.2		520.6
U.S. corporate, state and municipalities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	38,077.7		37,516.7		33,867.0
Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	1,156.1	[3]	1,190.0	[3]	917.9
Foreign | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0	[3]	0	[3]	0	[3]
Foreign | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	16,002.7	[3]	15,880.3	[3]	14,906.8	[3]
Foreign | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	107.3	[3]	104.2	[3]	160.6	[3]
Foreign | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	16,110.0	[3]	15,984.5	[3]	15,067.4	[3]
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,352.9		7,667.0		9,048.1
Residential mortgage-backed securities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Residential mortgage-backed securities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,264.6		7,592.9		8,861.5
Residential mortgage-backed securities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	88.3		74.1		186.6
Residential mortgage-backed securities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,352.9		7,667.0		9,048.1
Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	4,813.2		4,946.4		5,485.4
Commercial mortgage-backed | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Commercial mortgage-backed | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	4,813.2		4,946.4		5,485.4
Commercial mortgage-backed | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Commercial mortgage-backed | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	4,813.2		4,946.4		5,485.4
Other asset-backed securities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0		0
Other asset-backed securities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	2,151.7		2,449.4		2,396.7
Other asset-backed securities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	100.9		115.2		104.5
Other asset-backed securities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	2,252.6		2,564.6		2,501.2
Equity securities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	217.4		264.2		274.6
Equity securities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	5.5		20.1		11.6
Equity securities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	59.4		55.8		67.6
Equity securities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	$ 282.3		$ 340.1		$ 353.8

[1]	Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payouts ("GMWBL")
[2]	Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").
[3]	Primarily U.S. dollar denominated.